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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON D.C. 20549

                                 TEMPORARY FORM SH
                 WEEKLY REPORT OF SHORT SALES AND SHORT POSITIONS

Report for the Period Ended:  Jan,18,2009
Check here if Amendment [ ]; Amendment Number:
This Amendment (check only one):        [ ] is a restatement.
                                        [ ] adds a new holdings entries.
Institutional Investment Manager Filing this report:
Name:                         Concordia Advisors (Bermuda) Ltd
Address:                      3rd Floor, 12 Bermudiana Road
                              Hamilton
                              Bermuda, HM11
Form 13F File Number:         028-11110
Central Index Key (CIK) Number0001317172

The institutional investment manager filing this report and the person by whom is signed hereby represent that the person signing the report is authorised to it, that all information contained herein is true, correct and complete and it is understood that all required items, statements, schedules, lists and are considered integral parts of this

Person signing this report on behalf of reporting manager:

Name:                         Glen Griffin
Title:                        CFO
Phone:                        1 441 292-1962
Signature                 Place                               Date of Signing


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Report Type (check only one):
[ ] FORM SH ENTRIES REPORT.
[X] FORM SH NOTICE.
[ ] FORM SH COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
Number of Other Included Managers:                2
Form 13F Information Table Entry Total:
Form 13F Information Table Value Total:

List of other included managers

Code 13F File Number     Name

LLP                      Concordia Advisors LLP
LLC                      Concordia Advisors LLC


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
                 INFORMATION TABLE
DATE        CIK of MGR ISSUER                                            CUSIP      SHORT POSITION  NO OF SECS      SHORT POSITION
----------- ---------- ------------------------------------------------- ---------- --------------- --------------- ---------------
14-Jan-2009 0001317172 TELEPHONE AND DATA SYSTEMS                        879433100           -77599            3130            3130
14-Jan-2009 0001317172 THOMSON CORP                                      884903105                0          150000          150000
15-Jan-2009 0001317172 TELEPHONE AND DATA SYSTEMS                        879433100           -80729            4492            4492
15-Jan-2009 0001317172 THOMSON CORP                                      884903105          -150000           35000           35000
16-Jan-2009 0001317172 TELEPHONE AND DATA SYSTEMS                        879433100           -85221           28166           28166

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